GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 857,856	$ 857,913		$ 857,913	$ 180,084	$ 180,141
Foreign translation adjustment					(62)	(57)
Goodwill, Acquired During Period					677,891
Balance at the end of the period	857,670	857,856		857,670	857,913	180,084
Key assumptions used in estimating fair value under the discounted cash flow approach and under the income approach
Goodwill impairment	$ 0	0	$ 0		$ 0
Minimum
Unused Elements Abstract
Projected compound average revenue growth rates (as a percent)					0.00%
Terminal value growth rate (as a percent)					1.00%
Multiple of revenue					0.0
Multiple of EBITDA					6.2
Maximum
Unused Elements Abstract
Projected compound average revenue growth rates (as a percent)					4.00%
Terminal value growth rate (as a percent)					2.50%
Multiple of revenue					5.2
Multiple of EBITDA					8.6
Newavemember [Member]
Key assumptions used in estimating fair value under the discounted cash flow approach and under the income approach
Discount rate (as a percent)					15.50%
Cash Advance [Member]
Changes in the carrying amount of goodwill
Balance at the beginning of the period		100,818		100,818	$ 100,880	100,937
Foreign translation adjustment					(62)	(57)
Balance at the end of the period					$ 100,818	100,880
Key assumptions used in estimating fair value under the discounted cash flow approach and under the income approach
Discount rate (as a percent)					11.00%
Automated Teller Machine [Member]
Changes in the carrying amount of goodwill
Balance at the beginning of the period		33,051		33,051	$ 33,051	33,051
Balance at the end of the period					$ 33,051	33,051
Key assumptions used in estimating fair value under the discounted cash flow approach and under the income approach
Discount rate (as a percent)					11.00%
Check Services [Member]
Changes in the carrying amount of goodwill
Balance at the beginning of the period		23,281		23,281	$ 23,281	23,281
Balance at the end of the period					$ 23,281	23,281
Key assumptions used in estimating fair value under the discounted cash flow approach and under the income approach
Discount rate (as a percent)					11.00%
Gaming
Changes in the carrying amount of goodwill
Balance at the beginning of the period		669,452		669,452
Goodwill, Acquired During Period					$ 669,452
Balance at the end of the period					669,452
Other Revenues [Member]
Changes in the carrying amount of goodwill
Balance at the beginning of the period		$ 31,311		$ 31,311	22,872	22,872
Goodwill, Acquired During Period					8,439
Balance at the end of the period					$ 31,311	$ 22,872
Other Revenues [Member] | Central Credit Reporting Units
Key assumptions used in estimating fair value under the discounted cash flow approach and under the income approach
Discount rate (as a percent)					11.00%
Other Revenues [Member] | Kiosk Sales & Services Reporting Units
Key assumptions used in estimating fair value under the discounted cash flow approach and under the income approach
Discount rate (as a percent)					11.50%